Property and Equipment, Net	6 Months Ended
Jun. 30, 2026
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 7 — PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31, 2025	As of June 30, 2026	As of June 30, 2026
	RMB	RMB	US$
Leasehold improvements	4,758,936	4,758,936	701,380
Office equipment and furniture	5,709,799	5,789,336	853,243
Motor vehicles	1,661,721	1,007,296	148,457
Total property and equipment	12,130,456	11,555,568	1,703,080
Less: Accumulated depreciation and amortization	10,732,962	10,444,863	1,539,382
Less: Impairment	150,926	230,464	33,966
Property and equipment, net	1,246,568	880,241	129,732

Total depreciation expense for property and equipment was RMB67,255 and RMB126,643 (US$18,665) for the six months ended June 30, 2025 and 2026, respectively.

The following table presents movement of impairment of property and equipment:

	For the Six Months Ended June 30,
	2025	2026	2026
	RMB	RMB	US$
Balance at the beginning of the period	85,551	150,926	22,244
Accrual	2,200	79,538	11,722
Balance at the end of the period	87,751	230,464	33,966